Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2010
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 02, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 06, 2011
Small-MidCap Dividend Income Fund (First Prospectus Summary) | Small-MidCap Dividend Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDAX
Small-MidCap Dividend Income Fund (Second Prospectus Summary) | Small-MidCap Dividend Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDIX
Small-MidCap Dividend Income Fund (Third Prospectus Summary) | Small-MidCap Dividend Income Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDPX